Revenues - Schedule of Group’s Revenues Disaggregated revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Schedule of Group’s Revenues Disaggregated Revenue [Abstract]
Revenues from commissions (from Eventer)		$ 1,551		$ 2,103	$ 2,465
Revenues from sale of products (from Jeffs’ Brands)		1,002	[1]	10,008	5,861
Management fees and others (from Xylo Technologies)	[2]	364
Revenues from internet services (from Gix Internet)		26,941		79,613	83,532	[3]
Disaggregation of revenues		$ 29,858		$ 91,724	$ 91,858

[1]	The revenues from Jeffs’ Brands are presented for the period from January 1, 2024, to January 28, 2024.
[2]	Revenues from consulting services to Jeffs’ Brands and Parazero.
[3]	The revenues from Gix Internet are presented for the period from February 28, 2022, to December 31, 2022.